As filed with the Securities and Exchange Commission on March 3, 2026

Securities Act File No. 333-288251

Investment Company Act File No. 811-24099

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.__
☒ Post-Effective Amendment No. 5

AND/OR

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒ Amendment No. 9

FIS TRUST

(Exact Name of Registrant as Specified in its Charter)

8080 North Central Expressway, Suite 1700

Dallas, Texas 75206

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 480.295.7020

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Steven T. Nelson

Faith Investor Services LLC

8080 North Central Expressway, Suite 1700

Dallas, Texas 75206

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On March 10, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 2 to the Registration Statement of FIS Trust on behalf of  Arimathea Catholic Bond Index ETF, FIS Bright Portfolios Core Bond ETF, FIS Faith Income ETF and FIS Tactical Equity ETF (the “Funds”) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on December 15, 2025 (Accession Number 0001999371-25-020348), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until March 10, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of Dallas, Texas, on the 3rd day of March 2026.

FIS Trust

By:	/s/ Steven T. Nelson
Name:	Steven T. Nelson
Title:	President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Steven T. Nelson	President, Principal Executive Officer and Trustee	March 3, 2026
Steven T. Nelson

*	Trustee	March 3, 2026
Michael Skillman

*	Trustee	March 3, 2026
Frank Placenti

*	Trustee	March 3, 2026
Dorothy Ennis

*	Trustee	March 3, 2026
James Rough

*	Trustee	March 3, 2026
Jennifer Edson

*	Trustee	March 3, 2026
Edward Johnson

/s/ Josh Hunter	Treasurer, Principal Financial Officer and Principal Accounting Officer	March 3, 2026
Josh Hunter

*By:	/s/ Steven T. Nelson
Steven T. Nelson

* Attorney-In-Fact – Pursuant to Power of Attorney for Messrs. Skillman, Placenti, Rough and Johnson and Mses. Ennis and Edson and filed with Registrant’s registration statement on Form N-1A dated September 26, 2025 and herein incorporated by reference.